Consolidated Statements of Changes in Equity - USD ($)	Common	Additional Paid-In Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit	Total Stockholder's Equity	Noncontrolling Interest in Consolidated Subsidiary	Total
Balance at Jun. 30, 2018	$ 492	$ 14,563,102		$ (13,163,531)	$ 1,400,063		$ 1,400,063
Balance, shares at Jun. 30, 2018	4,922,650
Issuance of common stock	$ 110	9,999,890			10,000,000		10,000,000
Issuance of common stock, shares	1,099,376
Issuance of common stock in connection with reverse merger	$ 388	18,878,387			18,878,775		18,878,775
Issuance of common stock in connection with reverse merger, shares	3,880,282
Issuance of common stock for compensation in connection with reverse merger	$ 50	3,393,231			3,393,281		3,393,281
Issuance of common stock for compensation in connection with reverse merger, shares	498,073
Stock-based compensation amortization		490,830			490,830		490,830
Common stock issued upon cashless exercise of options	$ 19	(19)
Common stock issued upon cashless exercise of options, shares	189,365
Net loss				(12,403,215)	(12,403,215)		(12,403,215)
Balance at Jun. 30, 2019	$ 1,059	47,325,421		(25,566,746)	21,759,734		21,759,734
Balance, shares at Jun. 30, 2019	10,589,746
Stock-based compensation amortization		1,253,234			1,253,234		1,253,234
Common stock issued upon warrant exercise	$ 37	4,247,028			4,247,065		4,247,065
Common stock issued upon warrant exercise, shares	369,311
Common stock issued in business combinations	$ 230	20,081,236			20,081,466		20,081,466
Common stock issued in business combinations, shares	2,299,650
Noncontrolling interest in acquired subsidiary						5,554,011	5,554,011
Forfeitures of restricted shares	$ (5)	5
Forfeitures of restricted shares, shares	(54,901)
Change in fair value of Convertible Notes			63,000		63,000		63,000
Net loss				(15,534,345)	(15,534,345)	(849,759)	(16,384,104)
Balance at Jun. 30, 2020	$ 1,321	$ 72,906,924	$ 63,000	$ (41,101,091)	$ 31,870,154	$ 4,704,252	$ 31,870,154
Balance, shares at Jun. 30, 2020	13,203,806